Vanguard GNMA Fund

Schedule of Investments (unaudited)
As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.0%)
Conventional Mortgage-Backed Securities (91.1%)
1,2	Fannie Mae Pool	2.500%	7/1/27–8/1/46	13,855	14,551
1,2	Fannie Mae Pool	2.950%	6/1/31	1,925	2,157
1,2	Fannie Mae Pool	2.960%	6/1/31	2,442	2,743
1,2	Fannie Mae Pool	3.000%	11/1/22–6/1/49	22,378	23,491
1,2	Fannie Mae Pool	3.010%	8/1/34	2,045	2,311
1,2	Fannie Mae Pool	3.050%	7/1/31	2,000	2,256
1,2	Fannie Mae Pool	3.110%	11/1/27–2/1/28	22,850	25,594
1,2	Fannie Mae Pool	3.240%	3/1/28	6,129	6,916
1,2	Fannie Mae Pool	3.330%	4/1/32	10,818	12,609
1,2	Fannie Mae Pool	3.350%	1/1/30	4,977	5,704
1,2	Fannie Mae Pool	3.410%	5/1/32	4,100	4,071
1,2	Fannie Mae Pool	3.420%	4/1/31	1,422	1,640
1,2	Fannie Mae Pool	3.460%	9/1/29	6,549	7,548
1,2	Fannie Mae Pool	3.550%	2/1/30	8,875	10,218
1,2	Fannie Mae Pool	4.000%	5/1/46–6/1/46	4,837	5,255
1,2	Fannie Mae Pool	4.180%	11/1/30	28,536	33,680
1,2	Fannie Mae Pool	4.500%	12/1/40–3/1/44	2,043	2,274
1,2	Fannie Mae Pool	6.000%	7/1/22	1	1
1,2	Fannie Mae Pool	6.500%	2/1/29–5/1/40	1,658	1,918
1,2	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	24,294	25,648
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	41,907	44,528
1,2	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	4,361	4,770
1,2	Freddie Mac Gold Pool	4.500%	4/1/34–2/1/46	45,273	50,287
1,2	Freddie Mac Gold Pool	5.000%	12/1/27–8/1/44	29,627	33,205
1	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	64,421	67,741
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	748,067	783,169
1	Ginnie Mae I Pool	3.250%	8/15/42	18,797	19,938
1	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	593,541	629,883
1	Ginnie Mae I Pool	3.750%	10/15/40–8/15/42	158,256	172,067
1	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	34,416	37,537
1	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	772,493	832,201
1	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	410,727	457,015
1	Ginnie Mae I Pool	5.000%	1/15/30–11/1/50	360,197	407,158
1	Ginnie Mae I Pool	5.500%	9/15/23–9/15/45	287,658	326,238
1	Ginnie Mae I Pool	6.000%	2/15/24–6/15/41	151,573	169,034
1	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	105,795	118,385
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	28,264	32,533
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	14	15
1	Ginnie Mae I Pool	7.500%	10/15/31	10,974	12,585
1	Ginnie Mae I Pool	8.000%	8/15/31	3,722	4,344
1	Ginnie Mae I Pool	8.500%	4/15/21–6/15/28	240	265
1	Ginnie Mae I Pool	9.500%	1/15/21–8/15/21	3	4
1	Ginnie Mae II Pool	1.500%	4/20/44–6/20/47	965	977
1	Ginnie Mae II Pool	2.000%	10/20/43–11/1/50	278,346	289,046
1	Ginnie Mae II Pool	2.500%	11/20/42–11/1/50	2,452,129	2,567,678

1,3,4	Ginnie Mae II Pool	3.000%	4/20/31–11/20/50	7,176,221	7,533,364
1,2,5	Ginnie Mae II Pool	3.500%	10/20/40–11/1/50	5,391,722	5,741,925
1	Ginnie Mae II Pool	4.000%	4/20/39–11/1/50	2,103,861	2,263,008
1	Ginnie Mae II Pool	4.500%	12/20/32–1/20/50	932,645	1,014,859
1	Ginnie Mae II Pool	5.000%	10/20/32–3/20/45	183,105	205,171
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	21,512	24,957
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	27,760	31,883
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	762	900
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	63	69
¤,1,2	UMBS Pool	1.500%	11/1/35	130,225	132,952
1,2	UMBS Pool	2.000%	11/1/35–12/1/50	213,375	219,907
1,2	UMBS Pool	2.500%	11/1/35–12/1/50	114,333	119,057
1,2	UMBS Pool	5.000%	3/1/24–8/1/49	72,185	81,244
					24,620,484
Nonconventional Mortgage-Backed Securities (6.9%)
1,2	Fannie Mae Pool	2.200%	8/1/43	4,277	4,316
1,2	Fannie Mae Pool	2.796%	9/1/44	6,740	6,914
1,2	Fannie Mae REMICS	2.000%	9/25/42	6,848	6,999
1,2	Fannie Mae REMICS	2.500%	10/25/42	7,997	8,295
1,2	Fannie Mae REMICS	3.000%	6/25/43–7/25/49	94,803	102,417
1,2	Fannie Mae REMICS	3.500%	7/25/44–12/25/58	112,835	124,808
1,2	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	2,832	3,252
1,2	Freddie Mac Non Gold Pool	2.183%	9/1/43	5,494	5,564
1,2	Freddie Mac Non Gold Pool	2.686%	10/1/44	15,262	15,720
1,2	Freddie Mac Non Gold Pool	2.726%	7/1/44	2,955	2,981
1,2	Freddie Mac Non Gold Pool	2.751%	8/1/43	4,998	5,047
1,2	Freddie Mac Non Gold Pool	2.835%	10/1/44	6,820	7,027
1,2	Freddie Mac Non Gold Pool	2.914%	4/1/44	6,143	6,581
1,2	Freddie Mac Non Gold Pool	2.973%	9/1/44	4,283	4,450
1,2	Freddie Mac Non Gold Pool	3.065%	10/1/44	9,702	10,155
1,2	Freddie Mac REMICS	2.000%	4/15/42	7,488	7,667
1,2	Freddie Mac REMICS	3.000%	8/15/42–3/15/48	100,471	110,356
1,2	Freddie Mac REMICS	3.500%	8/15/45	8,482	9,961
1,2	Freddie Mac REMICS	4.000%	11/15/40	10,382	11,718
1,2	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	7,840	9,068
1	Ginne Mae REMICS	3.000%	5/20/43	4,933	5,600
1	Ginnie Mae REMICS	1.650%	11/20/45	90,867	92,266
1	Ginnie Mae REMICS	1.750%	10/20/42–7/20/44	22,117	22,066
1	Ginnie Mae REMICS	2.000%	1/20/42–10/20/44	45,316	47,028
1	Ginnie Mae REMICS	2.250%	3/16/45	12,856	13,555
1	Ginnie Mae REMICS	2.350%	5/17/46	26,747	27,567
1	Ginnie Mae REMICS	2.375%	4/20/44	4,714	4,876
1	Ginnie Mae REMICS	2.500%	12/16/39–12/20/49	193,874	202,766
1	Ginnie Mae REMICS	2.650%	11/17/48	13,077	13,714
1	Ginnie Mae REMICS	2.750%	6/16/43	13,980	14,571
1	Ginnie Mae REMICS	3.000%	6/20/39–6/20/49	687,255	739,609
1,5	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	11,681	12,798
1	Ginnie Mae REMICS	3.500%	7/20/43–2/20/49	129,047	142,915
1	Ginnie Mae REMICS	3.668%	10/20/48	14,928	16,935
1,5	Ginnie Mae REMICS	3.750%	12/16/39	2,050	2,502
1	Ginnie Mae REMICS	4.500%	6/20/39	2,712	3,153
1	Ginnie Mae REMICS	5.000%	6/16/37	9,062	10,635
1	Ginnie Mae REMICS	5.500%	8/16/36	8,269	9,698
1,6	Ginnie Mae REMICS, 1M USD LIBOR +
	0.200%	0.351%	2/20/37	2,094	2,065

1	Government National Mortgage Assn.	3.000%	4/20/47	9,995	10,784
					1,858,399
Total U.S. Government and Agency Obligations (Cost $25,960,039)					26,478,883
Asset-Backed/Commercial Mortgage-Backed Securities (1.8%)
1,2	Fannie Mae-Aces	2.885%	6/25/29	70,000	79,151
1,2	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	46,049	49,250
1,2	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	71,872	77,154
1,2	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	174,108	187,258
1,2	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	12,405	13,583
1,2	Seasoned Credit Risk Transfer Trust Series
	2020-1	2.500%	8/25/59	66,313	68,551
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $459,011)					474,947
Temporary Cash Investments (18.1%)
Repurchase Agreements (6.6%)
	Bank of America Securities, LLC
	(Dated 10/30/20, Repurchase Value
	$164,801,000, collateralized by Federal
	National Mortgage Assn. 3.500%-
	4.000%, 9/1/47-8/1/49, with a value of
	$168,096,000)	0.090%	11/2/20	164,800	164,800
	Barclays Capital Inc.
	(Dated 10/30/20, Repurchase Value
	$163,301,000, collateralized by U.S.
	Treasury Note/Bond 0.250%-2.875%,
	8/31/25-8/15/28, with a value of
	$166,566,000)	0.070%	11/2/20	163,300	163,300
	Citigroup Global Markets Inc.
	(Dated 10/30/20, Repurchase Value
	$115,701,000, collateralized by U.S.
	Treasury Bill 0.000%, 11/3/20 -12/3/20,
	and U.S. Treasury Note/Bond 1.125%-
	1.875%, 7/31/21-8/15/50, with a value of
	$118,014,000)	0.070%	11/2/20	115,700	115,700
	Credit Agricole Securities (USA) Inc.
	(Dated 10/30/20, Repurchase Value
	$191,801,000, collateralized by U.S.
	Treasury Note/Bond 2.000%-2.875%,
	5/15/49-2/15/50, with a value of
	$195,636,000)	0.070%	11/2/20	191,800	191,800
	HSBC Bank USA
	(Dated 10/30/20, Repurchase Value
	$80,100,000, collateralized by Federal
	National Mortgage Assn. 0.125%,
	7/15/23, with a value of $81,702,000)	0.070%	11/2/20	80,100	80,100
	HSBC Bank USA
	(Dated 10/30/20, Repurchase Value
	$61,100,000, collateralized by Federal
	National Mortgage Assn. 3.000%-
	4.000%, 2/1/50-9/1/50, with a value of
	$62,322,000)	0.090%	11/2/20	61,100	61,100

Natixis SA
(Dated 10/30/20, Repurchase Value
$392,702,000, collateralized by Federal
Home Loan Mortgage Corp. 0.000%,
12/11/25, Federal National Mortgage
Assn., 0.000%, 5/15/30, U.S. Treasury
Bill 0.000%, 5/20/21, U.S. Treasury
Note/Bond 0.125%-6.250%, 5/31/21-
2/15/50, with a value of $400,554,000)	0.070%	11/2/20	392,700	392,700
Societe Generale
(Dated 10/30/20, Repurchase Value
$463,503,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%,
7/1/35, Federal National Mortgage Assn.
2.500%-4.500%, 3/1/48-2/1/57,
Government National Mortgage Assn.
2.000%-6.500%, 6/20/26-9/20/50, U.S.
Treasury Bill 0.000%, 11/19/20-10/7/21,
U.S. Treasury Note/Bond 0.125%-
6.875%, 10/31/20-8/15/45, with a value
of $472,770,000)	0.070%	11/2/20	463,500	463,500
TD Securities (USA) LLC
(Dated 10/30/20, Repurchase Value
$68,001,000, collateralized by U.S.
Treasury Bill 0.000%-0.145%, 10/31/20-
8/12/21, with a value of $69,360,000)	0.090%	11/2/20	68,000	68,000
Wells Fargo & Co.
(Dated 10/30/20, Repurchase Value
$98,201,000, collateralized by Federal
National Mortgage Assn. 2 .000%,
10/1/50, with a value of $100,164,000)	0.090%	11/2/20	98,200	98,200
				1,799,200
U.S. Government and Agency Obligations (2.9%)
United States Treasury Bill	0.082%	11/3/20	400,000	400,000
7 United States Treasury Bill	0.069%	11/10/20	375,000	374,997
				774,997
			Shares
Money Market Fund (8.6%)
8 Vanguard Market Liquidity Fund	0.112%		23,212,912	2,321,291
Total Temporary Cash Investments (Cost $4,895,536)				4,895,488
Total Investments (117.9%) (Cost $31,314,586)				31,849,318
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (-0.1%)
1,2 Fannie Mae Pool	5.000%	6/1/23 -11/1/49	(2,864)	(2,341)
1,2 UMBS Pool	3.000%	12/1/25-11/1/50	(21,553)	(22,375)
Total Conventional Mortgage-Backed Securities – Liability for Sale Commitments
(Proceeds $28,406)				(24,716)
Other Assets and Liabilities -Net (-17.8%) 9				(4,818,876)
Net Assets (100%)				27,005,726

¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of October 31, 2020.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 Securities with a value of $1,858,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
4 Security value determined using significant unobservable inputs.
5 Securities with a value of $14,516,000 have been segregated as initial margin for open futures contracts.
6 Variable rate security; rate shown is effective rate at period end. Certain vari able rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Securities with a value of $7,841,000 have been segregated as initial margin for open centrally cle ared swap contracts.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
9 Cash of $350,000 has been segregated as collateral for certain open To Be Announced (TBA) transactions.
1M—1-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2020	6,298	870,502	(6,250)
5-Year U.S. Treasury Note	December 2020	3,228	405,442	(583)
2-Year U.S. Treasury Note	December 2020	197	43,506	(5)
				(6,838)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2020	(4,083)	(642,179)	7,562
30-Year U.S. Treasury Bond	December 2020	(2,035)	(350,974)	6,942
				14,504
				7,666

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid)[1]	(Paid) [2]	Value	(Depreciation)
Date	Date	($000)	(%)	(%)	($000)	($000)

10/8/25	1/8/21	294,075	(0.400)	0.230	581	722
1 Fixed interest payment received/paid semi-annually.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA)
with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At October 31, 2020 counterparties had deposited in segregated accounts cash of $921,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage -dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-
roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for
Investment Securities Sold or Payables for Investment Securities Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties.
Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the
Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund enters into centrally cleared interest rate to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default
(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged.
Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

G. Various inputs may be used to determine the value of the fund's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of October
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	26,414,779	64,104	25,478,883
Asset-Backed/Commercial Mortgage-Backed
Securities	—	474,947	—	474,947
Temporary Cash Investments	2,321,291	2,574,197	—	4,895,488
Total	2,321,291	29,463,923	64,104	31,849,218
Liabilities
Conventional Mortgage-Backed Securities—Liability
for Sale Commitments	—	24,716	—	24,716
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,167	—	—	2,167
Swap Contracts[1]	121	—	—	121
Total	2,288	—	—	2,288
Liabilities
Futures Contracts[1]	1,150	—	—	1,150
1 Represents variation margin on the last day of the reporting period.